Stock Plan	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Stock Plan

12.    Stock Plan

2007 Equity Incentive Plan

In September 2007, the Company adopted the Amended and Restated 2007 Stock Plan (the “2007 Plan”), which was most recently amended in March 2015. The 2007 Plan provides for the grant of incentive and non-statutory stock options and RSUs to employees, directors, and consultants under terms and provisions established by the board of directors. The board of directors determines the period over which the options vest and become exercisable. Options granted under the 2007 Plan are generally subject to a four-year vesting period, with 25% vesting after a one-year period and monthly vesting thereafter. Options expire after ten years. The exercise price of incentive stock options granted under the 2007 Plan must be at least equal to 100% of the fair value of the common stock at the date of grant, as determined by the board of directors. The exercise price of non-statutory options granted under the 2007 Plan must be at least equal to 85% of the fair value of the common stock at the date of grant, as determined by the board of directors. RSUs granted under the 2007 Plan are generally subject to a three- or four-year vesting period with annual vesting.

The 2015 Equity Incentive Plan (the “2015 Plan”) became effective on June 16, 2015. As a result, the Company will not grant any additional stock options under the 2007 Plan and the 2007 Plan has terminated. Any outstanding stock options and RSUs granted under the 2007 Plan will remain outstanding, subject to the terms of the 2007 Plan and applicable award agreements, until such shares are issued under those awards, by exercise of stock options or settlement of RSUs, or until the awards terminate or expire by their terms. Stock options and RSUs granted under the 2007 Plan generally have terms similar to those described below with respect to stock options and RSUs granted under the 2015 Plan.

2015 Equity Incentive Plan (unaudited)

In May 2015, the Company’s board of directors and stockholders adopted and approved the 2015 Plan. The 2015 Plan became effective on June 16, 2015 and serves as the successor to the 2007 Plan. The remaining shares available for issuance under the 2007 Plan became reserved for issuance under the 2015 Plan, and the Company ceased granting awards under the 2007 Plan. The number of shares reserved for issuance under the 2015 Plan will increase automatically on the first day of January of each year starting in 2016 through 2025 by the number of shares of Class A common stock equal to 5% of the total outstanding shares of common stock as of the immediately preceding December 31. The share reserve may also increase to the extent that outstanding awards expire or terminate un-exercised. As of September 30, 2015, 4,768,814 shares were reserved for issuance under the 2015 Plan.

The 2015 Plan authorizes the award of stock options, restricted stock awards, stock appreciation rights, RSUs, performance awards, and stock bonuses to employees, directors, consultants, independent contractors, and advisors. In general, stock options and RSUs will vest over a four-year period, and have a maximum term of ten years. The exercise price of an option will be not less than 100% of the fair market value of the shares on the date of grant.

Preferred Stock (unaudited)

Upon completion of its IPO on June 22, 2015, the Company filed a Restated Certificate of Incorporation, which authorized the issuance of preferred stock with rights and preferences, including voting rights, designated from time to time by the board of directors. As of September 30, 2015, there were 10,000,000 shares of preferred stock authorized with a par value of $0.0001 per share, and no shares of preferred stock issued or outstanding.

Common Stock (unaudited)

As of December 31, 2014, the Company had 230,400,000 shares of common stock authorized for issuance and 40,875,583 shares issued and outstanding. In connection with the IPO, the Company established two classes of authorized common stock, Class A common stock and Class B common stock. All shares of common stock outstanding immediately prior to the IPO were converted into an equivalent amount of shares of Class B common stock. As of June 30, 2015, the Company had 600,000,000 shares of Class A common stock authorized with a par value of $0.0001 per share and 350,000,000 shares of Class B common stock authorized with a par value of $0.0001 per share. As of September 30, 2015, 42,061,250 shares of Class A common stock were issued and outstanding and 165,122,004 shares of Class B common stock were issued and outstanding.

Holders of Class A common stock are entitled to one vote for each share of Class A common stock held on all matters submitted to a vote of stockholders and holders of Class B common stock are entitled to ten votes for each share of Class B common stock held on all matters submitted to a vote of stockholders. Except with respect to voting, the rights of the holders of Class A and Class B common stock are identical. Shares of Class B common stock are voluntarily convertible into shares of Class A common stock at the option of the holder and generally automatically convert into shares of our Class A common stock upon a transfer.

2015 Employee Stock Purchase Plan (unaudited)

In May 2015, the Company’s board of directors adopted the 2015 Employee Stock Purchase Plan (“2015 ESPP”), which became effective on June 17, 2015. A total of 3,750,000 shares of Class A common stock were initially reserved for issuance under the 2015 ESPP. The 2015 ESPP allows eligible employees to purchase shares of the Company’s Class A common stock at a discount through payroll deductions of up to 15% of eligible compensation, subject to any plan limitations. Except for the initial offering period, the 2015 ESPP provides for 6-month offering periods beginning in May and November of each year. The initial offering period began June 17, 2015, and will end in May 2016.

On each purchase date, eligible employees will purchase Class A common stock at a price per share equal to 85% of the lesser of the fair market value of the Company’s Class A common stock (i) on the first trading day of the applicable offering period and (ii) the last trading day of each purchase period in the applicable offering period. For the first offering period, which began on June 17, 2015, the fair market value of the Class A common stock on the offering date was $20.00, the price at which the Company’s Class A common stock was first sold to the public in its IPO, as specified in the final prospectus filed with the SEC on June 18, 2015, pursuant to Rule 424(b).

Stock Options

Activity under the 2007 Plan and 2015 Plan is as follows:

		Options Outstanding
	Shares Available for Grant	Number of Shares Subject to Options	Weighted– Average Exercise Price	Aggregate Intrinsic Value
	(in thousands)			(in thousands)
Balance—December 31, 2011	4,786	18,116	$0.05	$
Granted	(3,664)	3,664	0.13
Exercised	—	(137)	0.03	$3
Canceled	696	(696)	0.03

Balance—December 31, 2012	1,818	20,947	0.06
Authorized	3,975	—	—
Granted	(6,476)	6,476	0.61
Exercised	—	(3,283)	0.05	$1,111
Canceled	736	(736)	0.16

Balance—December 31, 2013	53	23,404	0.21
Authorized	24,900	—	—
Granted	(22,094)	22,094	3.25
Exercised	—	(735)	0.14	$3,001
Canceled	765	(765)	0.95

Balance—December 31, 2014	3,624	43,998	1.72	$207,863

Authorized (unaudited)	9,115	—
Granted (unaudited)	(9,061)	6,948	10.67
Exercised (unaudited)	—	(1,215)	0.78	$28,694
Canceled (unaudited)	1,092	(1,076)	3.16

Balance—September 30, 2015 (unaudited)	4,770	48,655	2.99	$1,688,589

Options exercisable—December 31, 2014		16,577	0.18	$104,027

Options vested and expected to vest— December 31, 2014		41,411	1.67	$197,803

Options exercisable—September 30, 2015 (unaudited)		22,704	0.73	$839,143

Options vested and expected to vest—September 30, 2015 (unaudited)		47,634	2.94	$1,655,571

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock, as determined by the board of directors, as of December 31, 2014 and the fair value of the Class A common stock of $37.69 as of September 30, 2015.

The total grant date fair value of options that vested during 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015 was $0.1 million, $0.3 million, $1.7 million, $1.1 million, and $11.1 million, respectively.

As of December 31, 2014 and September 30, 2015, the weighted-average remaining contractual life was 6.7 years and 6.4 years, respectively, for exercisable options and 8.2 years and 7.7 years, respectively, for vested and expected to vest options. The weighted-average remaining contractual life of options outstanding was 8.0 years, 8.3 years, and 7.7 years at December 31, 2013 and 2014 and September 30, 2015, respectively.

Restricted Stock Units (unaudited)

RSU activity under the equity incentive plans is as follows:

	RSUs Outstanding	Weighted- Average Grant Date Fair Value
	(in thousands)
Unvested balance—December 31, 2014	—	$—
Granted	2,113	35.02
Forfeited or canceled	(16)	36.43

Unvested balance—September 30, 2015	2,097	35.01

Stock-Based Compensation Expense

Total stock-based compensation recognized was as follows (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014	2015
				(unaudited)
Cost of revenue	$15	$37	$890	$534	$2,622
Research and development	62	288	2,350	1,157	10,910
Sales and marketing	29	204	1,295	649	5,080
General and administrative	26	91	2,269	1,105	7,072

Total stock-based compensation expense	$132	$620	$6,804	$3,445	$25,684

The weighted-average grant date fair value of stock options granted during 2012, 2013, 2014, and the nine months ended September 30, 2015 was $0.07, $0.52, $2.40, and $8.15 per share. As of December 31, 2014 and September 30, 2015, the total unrecognized compensation expense related to unvested options, net of estimated forfeitures, was $43.9 million and $84.5 million, respectively, which the Company expects to recognize over an estimated weighted average period of 3.8 years and 3.1 years, respectively.

As of September 30, 2015, the total unrecognized compensation expense related to unvested RSUs, net of estimated forfeitures, was $65.1 million, which the Company expects to recognize over an estimated weighted average period of 3.6 years. As of September 30, 2015, the total unrecognized compensation expense related to unvested common stock issued in connection with the FitStar acquisition, net of estimated forfeitures, was $2.4 million, which the Company expects to recognize over an estimated weighted average period of 2.5 years.

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. The fair value of RSUs is the fair value of the Company’s Class A common stock on the grant date. In determining the fair value of the options and the equity awards issued under the 2015 ESPP, the Company uses the Black-Scholes option-pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment.

Fair Value of Common Stock—The fair value of the shares of common stock underlying stock options has historically been established by the Company’s board of directors, which is responsible for these estimates, and has been based in part upon a valuation provided by an independent third-party valuation firm. Because there has been no public market for the Company’s common stock, its board of directors considered this independent valuation and other factors, including, but not limited to, revenue growth, the current status of the technical and commercial success of its operations, its financial condition, the stage of development and competition to establish the fair value of the Company’s common stock at the time of grant of the option. The fair value of the underlying common stock will be determined by the board of directors until such time as its common stock is listed on a stock exchange. Following the completion of the IPO, the Company began using the market closing price for Class A common stock as reported on the New York Stock Exchange.

Expected Term—The expected term represents the period over which the Company anticipates stock-based awards to be outstanding. The Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time stock-based awards have been exercisable. As a result, for stock options, the Company used the simplified method to calculate the expected term estimate based on the vesting and contractual terms of the option. Under the simplified method, the expected term is equal to the average of the stock-based award’s weighted average vesting period and its contractual term. The expected term of the 2015 ESPP is based on the contractual term.

Volatility—Expected volatility is a measure of the amount by which the stock price is expected to fluctuate. The Company estimates the expected volatility of the common stock underlying its stock options at the grant date by taking the average historical volatility of the common stock of a group of comparable publicly traded companies over a period equal to the expected life of the options.

Risk-Free Rate—The risk-free interest rate is estimated average interest rate based on U.S. Treasury zero-coupon notes with terms consistent with the expected term of the awards.

Dividend Yield—The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. Consequently, it used an expected dividend yield of zero.

In addition, the Company is required to estimate the amount of stock-based compensation that it expects to be forfeited based on historical experience. The assumptions used in calculating the fair value of the stock-based awards represent management judgment. As a result, if factors change and different assumptions are used, the stock-based compensation expense could be materially different in the future. For 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015, the Company recognized $0.1 million, $0.5 million, $6.2 million, $3.2 million, and $23.3 million, respectively, of stock-based compensation related to options granted to employees. The fair value of the stock option awards granted to employees was estimated at the date of grant using a Black-Scholes option-pricing model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2012	2013	2014	2014(1)	2015
				(unaudited)
Expected term (in years)	6.25	6.00 – 6.25	6.25	6.25	6.25
Volatility	60.0% – 60.62%	60.57% – 62.03%	54.83% – 60.94%	53.86% – 60.94%	52.74% – 56.90%
Risk-free interest rate	0.95% – 1.17%	1.04% – 1.93%	1.73% – 2.04%	1.73% – 2.04%	1.51% – 1.88%
Dividend yield	—%	—%	—%	—%	—%

The Company recognized stock-based compensation of $17,000, $0.1 million, $0.6 million, $0.2 million, and $1.3 million related to options granted to non-employees for 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015, respectively.